Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Operating Revenues	R$ 100,199	R$ 117,079	R$ 104,200
Interest and similar income of financial assets at amortized cost and at fair value through other comprehensive income	113,262	117,523	110,324
Interest, similar income and dividend of financial assets at fair value through profit or loss	15,716	22,760	22,853
Interest and similar expenses	(73,558)	(75,958)	(70,612)
Adjustments to Fair Value of Financial Assets and Liabilities	(8,056)	4,098	(4,834)
Foreign exchange results and exchange variations in foreign transactions	2,689	927	2,974
Commissions and Banking Fees	38,557	39,032	36,809
Income from insurance and private pension operations before claim and selling expenses	4,488	4,553	3,961
Revenues from insurance premiuns and private pensions	14,804	19,624	24,097
Change in provision for insurance and private pension	(10,316)	(15,071)	(20,136)
Other income	7,101	4,144	2,725
Expected Loss from Financial Assets and Claims	(25,980)	(18,567)	(10,182)
Expected Loss with Loan and Lease Operations	(24,452)	(18,298)	(10,587)
Expected Loss with Other Financial Assets, net	(174)	1,026	1,633
(Expenses) Recovery of claims	(1,354)	(1,295)	(1,228)
Operating Revenues Net of Expected Losses from Financial Assets and Claims	74,219	98,512	94,018
Other operating income (expenses)	(68,989)	(67,269)	(63,410)
General and administrative expenses	(64,207)	(61,012)	(57,538)
Tax expenses	(6,181)	(7,572)	(6,619)
Share of profit or (loss) in associates and joint ventures	1,399	1,315	747
Income / (loss) before income tax and social contribution	5,230	31,243	30,608
Current income tax and social contribution	(8,655)	(9,092)	(2,564)
Deferred income tax and social contribution	18,489	5,662	(2,405)
Net income / (loss)	15,064	27,813	25,639
Net income attributable to owners of the parent company	18,896	27,113	24,907
Net income / (loss) attributable to non-controlling interests	R$ (3,832)	R$ 700	R$ 732
Weighted average number of outstanding shares - diluted	4,801,324,161	4,781,855,588	4,759,872,085
Ordinary shares [member]
Statement [Line Items]
Net income attributable to owners of the parent company	R$ 9,600	R$ 13,802	R$ 12,708
Earnings per share - basic	R$ 1.94	R$ 2.78	R$ 2.56
Earnings per share - diluted	R$ 1.93	R$ 2.77	R$ 2.55
Weighted average number of outstanding shares - basic	4,958,290,359	4,958,290,359	4,958,290,359
Weighted average number of outstanding shares - diluted	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
Statement [Line Items]
Net income attributable to owners of the parent company	R$ 9,296	R$ 13,311	R$ 12,199
Earnings per share - basic	R$ 1.94	R$ 2.78	R$ 2.56
Earnings per share - diluted	R$ 1.93	R$ 2.77	R$ 2.55
Weighted average number of outstanding shares - basic	4,801,324,161	4,781,855,588	4,759,872,085
Weighted average number of outstanding shares - diluted	4,843,233,835	4,826,925,107	4,815,473,777